Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables provide the assets and liabilities measured at fair value on a recurring basis as of December 31, 2019 and 2018 (in thousands):

	Fair Value Hierarchy as of December 31, 2019			Aggregate
	Level 1	Level 2	Level 3	Fair Value
Marketable securities
Mutual funds (1)	$5,124	$—	$—	$5,124
Total Marketable Securities	$5,124	$—	$—	$5,124
Liabilities
Interest Rate Swap (2)	$—	$80	$—	$80
Preference shares (3)	—	—	2,530	2,530
Debt for forward share purchase agreements (4)	—	34,059	—	34,059
Total Liabilities	$—	$34,139	$2,530	$36,669

	Fair Value Hierarchy as of December 31, 2018			Aggregate
	Level 1	Level 2	Level 3	Fair Value
Marketable securities
Mutual funds (1)	$3,151	$—	$—	$3,151
Total Marketable Securities	$3,151	$—	$—	$3,151
Liabilities
Interest Rate Swap (2)	$—	$97	$—	$97
Foreign Exchange Forward (2)	—	(56)	—	(56)
Preference shares (3)	—	—	1,834	1,834
Contingent consideration for Solutions Infini acquisition (4)	—	—	482	482
Total Liabilities	$—	$41	$2,316	$2,357

Summary of Values of Marketable Securities

Values of marketable securities as of December 31, 2019 and 2018 were as follows (in thousands):

	As of December 31,
	2019				2018
	Cost	Unrealized gains	Unrealized losses	Fair value	Cost	Unrealized gains	Unrealized losses	Fair value
Mutual funds	$5,129	$1	$(6)	$5,124	$3,180	$—	$(29)	$3,151

Summary of Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis and Realized and Unrealized Gains (Losses)

The following tables present changes during the years ended December 31, 2019 and 2018 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) related to the Level 3 assets and liabilities in the consolidated balance sheets at December 31, 2019 and 2018 (in thousands):

	Fair Value Beginning of Year	Net Realized and Unrealized Gains (Losses) Included in Income	Other Comprehensive Income (Loss)	Settlements, Net	Change in scope of consolidation	Gross Transfers Out	Fair Value End of Year
December 31, 2018
Liabilities:
Preference shares	$—	$639	$(6)	$—	$1,201	$—	$1,834
Contingent consideration for Solutions Infini acquisition	2,232	(71)	(72)	(1,137)	—	(470)	482
December 31, 2019
Liabilities:
Preference shares	1,834	753	(57)	—	—	—	2,530
Contingent consideration for Solutions Infini acquisition	482	(15)	23	(490)	—	—	—

Summary of Net Realized and Unrealized Gains and Losses Included in Income Related to Level 3 Liabilities

Net realized and unrealized gains and losses included in income related to Level 3 liabilities shown above are reported in the consolidated statements of operations as follows (in thousands):

	Research and development	Sales and marketing	General and administrative	Financial expense, net	Foreign currency loss	Total
December 31, 2018
Liabilities:
Preference shares	$(249)	$(99)	$(200)	$(91)	$—	$(639)
Contingent consideration for Solutions Infini acquisition	—	—	—	(22)	93	71
December 31, 2019
Liabilities:
Preference shares	(225)	(89)	(180)	(259)	—	(753)
Contingent consideration for Solutions Infini acquisition	—	—	—	(3)	18	15